UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mach 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burren Capital Advisors Limited
Address: Leisure Island Business Center
         PO Box 1178
         , Gibraltar

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patrick Sullivan
Title:     COO & CCO
Phone:     +350 2006 8880

Signature, Place, and Date of Signing:

 /s/ Patrick Sullivan     Ocean Village, Gibraltar     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $157,656 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EL PASO CORP                   COM              28336L109    19721   667400 SH       Defined                         667400
GOODRICH CORP                  COM              382388106    55358   441314 SH       Defined                         441314
PEP BOYS MANNY MOE & JACK      COM              713278109     1953   130914 SH       Defined                         130914
RSC HOLDINGS INC               COM              74972L102    16924   749209 SH       Defined                         749209
SOLUTIA INC                    COM NEW          834376501    27950  1000371 SH       Defined                         100037
TALEO CORP                     CL A             87424N104     9186   200000 SH       Defined                         200000
THOMAS & BETTS CORP            COM              884315102     8455   117591 SH       Defined                         117591
ZOLL MED CORP                  COM              989922109    18109   195500 SH       Defined                         195500